CONTRACT ASSETS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CONTRACT ASSETS
Deferred costs	$ 404,849	$ 311,911	$ 311,911	$ 0
Estimated earnings	0	0	0	0
Deferred costs and estimated earnings	404,849	311,911	311,911	0
Add: billings to date	(47,169)	92,938	92,938	0
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$ 357,680	$ 404,849	$ 404,849	$ 0